N-2	Dec. 11, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001487428
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Horizon Technology Finance Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses
Sales Load (as a percentage of offering price)	—%	(1)
Offering Expenses (as a percentage of offering price)	—%	(2)
Dividend Reinvestment Plan Fees	—%	(3)
Total Stockholder Transaction Expenses (as a percentage of offering price)	—%

Annual Expenses (as a Percentage of Net Assets Attributable to Common Shares)(4)
Base Management Fees	3.90%	(5)
Incentive Fees Payable Under the Investment Management Agreement	1.93%	(6)
Interest Payments on Borrowed Funds	11.92%	(7)
Other Expenses (estimated for the current fiscal year)	1.69%	(8)
Total Annual Expenses	19.44%	(9)

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	3.90%
Interest Expenses on Borrowings [Percent]	11.92%
Incentive Fees [Percent]	1.93%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.69%
Net Expense over Assets [Percent]	19.44%
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (assumes no return from net realized capital gains or net unrealized capital appreciation)	$180.36	$466.72	$676.35	$986.46

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor will bear directly or indirectly. However, we caution you that some of the percentages indicated in the table below are estimates and may vary. The following table and example should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in the Company.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other Expenses” includes our overhead expenses, including payments under the Administration Agreement, based on our allocable portion of overhead and other expenses incurred by the Administrator in performing its obligations under the Administration Agreement. See Note 3 “Related Party Transactions- Administration Agreement” of our Consolidated Financial Statements in Part I, Item 1 of our most recent Quarterly Report on Form 10-Q. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Company and compensation of independent directors. “Other Expenses” are based on estimated amounts to be incurred during the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	We are a specialty finance company that lends to and invests in development-stage companies in the technology, life science, healthcare information and services and sustainability industries, which we refer to as our “Target Industries.” Our investment objective is to maximize our investment portfolio’s total return by generating current income from the debt investments we make and capital appreciation from the warrants we receive when making such debt investments. We are focused on making secured debt investments, which we refer to as “Venture Loans,” to venture capital and private equity backed companies and publicly traded companies in our Target Industries, which we refer to as “Venture Lending.” Our debt investments are typically secured by first liens or first liens behind a secured revolving line of credit, or collectively, “Senior Term Loans.” Some of our debt investments may also be subordinated to term debt provided by third parties. Venture Lending is typically characterized by (1) the making of a secured debt investment after a venture capital or equity investment in the portfolio company has been made, which investment provides a source of cash to fund the portfolio company’s debt service obligations under the Venture Loan, (2) the senior priority of the Venture Loan which requires repayment of the Venture Loan prior to the equity investors realizing a return on their capital, (3) the amortization of the Venture Loan and (4) the lender’s receipt of warrants or other success fees with the making of the Venture Loan.
Risk [Text Block]

RISK FACTORS

Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in Part I, Item 1A of our most recent Annual Report on Form 10-K and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus or any prospectus supplement, together with other information in this prospectus, the documents incorporated by reference into this prospectus or any prospectus supplement, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our NAV per share and the trading price of our common stock could decline, and you may lose part or all of your investment. Please also read carefully the section titled “Cautionary Note Regarding Forward-Looking Statements” in this prospectus.

Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a Percentage of Net Assets Attributable to Common Shares
Net Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 180.36
Expense Example, Years 1 to 3	466.72
Expense Example, Years 1 to 5	676.35
Expense Example, Years 1 to 10	$ 986.46